The Company and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended			12 Months Ended											12 Months Ended		1 Months Ended					1 Months Ended			1 Months Ended
	Apr. 01, 2013	Sep. 30, 2013 Facility Transactions Country	Sep. 30, 2012	Dec. 31, 2012 Country	Dec. 31, 2011	Nov. 30, 2012	Dec. 31, 2012 Expense Reimbursements	Dec. 31, 2011 Expense Reimbursements	Dec. 31, 2012 Software packages	Dec. 31, 2011 Software packages	Dec. 31, 2012 Software Development Minimum	Dec. 31, 2012 Software Development Maximum	Dec. 31, 2012 Software and maintenance contracts Minimum	Dec. 31, 2012 Software and maintenance contracts Maximum	Sep. 30, 2013 Senior Notes	Dec. 31, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Sep. 18, 2013 Selling Stockholders	Apr. 17, 2013 Selling Stockholders Common Stock	Sep. 18, 2013 Apollo Global Management Llc	Apr. 17, 2013 EVERTEC Common Stock	Sep. 30, 2010 Apollo	Apr. 17, 2013 Apollo Common Stock	Sep. 18, 2013 Popular	Sep. 30, 2010 Popular	Apr. 17, 2013 Popular Common Stock	Apr. 17, 2013 IPO Common Stock	Apr. 17, 2013 2013 Credit Agreement IPO
Company And Summary Of Significant Accounting Policies [Line Items]
Number of countries where the Company provides a broad range of merchant acquiring, payment processing and business process management services		19		19
Number of transactions processed annually		1,800,000,000
Number of ATM's		4,100
Number of point-of-sale terminals		104,000
Shares issued under Initial, Other Public and Other Offerings																		148,532	562,084	23,000,000	22,539,943	9,200,000	6,250,000		13,739,284	17,500,000		8,800,659	28,789,943
Offering price per share																				$ 22.50									$ 20.00
Net proceeds from Initial Public Offering		$ 91,000	$ 450,000	$ 450,000	$ 2,641,000																									$ 117,400,000
Percentage of equity interest owned																						11.20%				21.30%
Authorized common stock to issue	206,000,000	206,000,000		206,000,000
Authorized preferred stock to issue	2,000,000	2,000,000		2,000,000
Percentage of ownership interest in Tarjetas Inteligentes Internacionales, S.A.						50.00%
Senior notes, interest rate															11.00%	11.00%	11.00%
Senior notes, maturity date																2018
Stock split	Two for one
Stock split	2
Intangible asset useful life											3 years	5 years	1 year	5 years
Interest cost capitalized				400,000	400,000
Percent owned by affiliate of Parent																								51.00%			49.00%
Software cost reimbursement		4,173,000		6,099,000	7,113,000
Expected reimbursement					351,000
Gain (Loss) realized on fair value adjustment							$ 1,000,000	$ 800,000	$ 33,000	$ 500,000